Income Tax - Summary of Analysis of Deferred Income Tax and Liabilities (Detail) - TWD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Deferred Income Tax Assets [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred Tax Asset and Liabilty	$ 65,943.3	$ 64,175.8	$ 69,185.9	$ 49,153.9
Deferred Income Tax Liabilities [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred Tax Asset and Liabilty	(3,988.5)	(53.8)	(1,031.4)	(1,873.9)
Depreciation [Member] | Deferred Income Tax Assets [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred Tax Asset and Liabilty	33,319.8	41,094.7	45,299.3	34,720.7
Refund Liability [Member] | Deferred Income Tax Assets [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred Tax Asset and Liabilty	13,274.4	9,415.0	12,089.5	5,986.2
Unrealized Exchange Losses [Member] | Deferred Income Tax Assets [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred Tax Asset and Liabilty	9,078.2	7,100.0	5,782.4
Unrealized Loss On Inventories [Member] | Deferred Income Tax Assets [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred Tax Asset and Liabilty	2,749.3	2,771.2	2,305.3	899.0
Net Defined Benefit Liability [Member] | Deferred Income Tax Assets [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred Tax Asset and Liabilty	1,416.0	1,729.7	1,722.0	1,237.1
Deferred Compensation Cost [Member] | Deferred Income Tax Assets [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred Tax Asset and Liabilty	588.8	489.6	361.2	374.0
Others [member] | Deferred Income Tax Assets [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred Tax Asset and Liabilty	2,902.4	1,575.6	1,626.2	5,936.9
Others [member] | Deferred Income Tax Liabilities [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred Tax Asset and Liabilty	(63.2)	$ (53.8)	$ (1,031.4)	$ (1,167.6)
Operating Loss Carryforward [Member] | Deferred Income Tax Assets [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred Tax Asset and Liabilty	2,614.4
Subsidiarys projected earnings distribution [Member] | Deferred Income Tax Liabilities [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred Tax Asset and Liabilty	$ (3,925.3)